SUPPLEMENTAL NON-CASH TRANSACTIONS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Conversion of Series B preferred stock and accrued dividends to common stock	$ 2,549	$ 0
Commitment fees offset by issuance of common stock for private placement	250	0
Fair value of repriced warrants as debt discount to term loan	1,031	546	$ 2,192	$ 1,222
Disposition of oil and gas assets for elimination of accrued expense for drilling			0	5,198
Increase in final settlement on the divestiture of DJ Basin properties in accrued liabilities	584	0
Cashless exercise of warrants	371	0
Change in capital expenditures for drilling costs in accrued liabilities	$ 812	$ 0
Convertible Notes and Accrued Interest [Member]
Common stock issued for convertible debt			14,872	0
Brushy's Common Stock [Member]
Conversion of Series B preferred stock and accrued dividends to common stock			7,111	0
Series A Preferred Stock [Member]
Conversion of Series B preferred stock and accrued dividends to common stock			7,682	0
Series B Preferred Stock [Member]
Conversion of Series B preferred stock and accrued dividends to common stock			3,230	0
Warrants issued for fees associated with Series B Preferred Stock issuance			1,590	0
Warrants issued for Series B Preferred Stock issuance and recorded as a deemed dividend			$ 7,879	$ 0